Accounts Payable - Schedule of Accounts Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accounts Payable [Abstract]
IT Service Fee	$ 539	¥ 3,772	¥ 4,245
Others	206	1,441	153
Accounts payable	$ 745	¥ 5,213	¥ 4,398